N-4	May 02, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-15
Entity Central Index Key	0001755596
Entity Investment Company Type	N-4
Document Period End Date	May 02, 2024
Amendment Flag	false
Nationwide Advisory Retirement Income Annuity
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	At a meeting held on March 25-28, 2024, the Board of Trustees of the John Hancock Variable Insurance Trust approved the following with respect to the John Hancock Variable Insurance Trust – Emerging Markets Value Trust (the "Fund"), effective on or about May 29, 2024 (the "Effective Date"): (i) changes to the Fund’s sub-advisory arrangements such that Boston Partners Global Investors, Inc. will be the sole subadvisor to the Fund, (ii) a reduction in the Fund’s management fee schedule, and (iii) a change to the Fund’s name.Accordingly, as of the Effective Date the statutory prospectus is amended as follows:1. The following underlying mutual funds are offered as investment options under the contract. The name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series II
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV
2. Appendix A: Underlying Mutual Funds Available Under the Contract is amended and restated as follows:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series II (formerly, John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II) This underlying mututal fund is no longer available to receive transfers or new purchase payments effective May 1, 2023 Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Boston Partners Global Investors, Inc.	1.23%*	0.10%	1.33%	14.85%	5.17%	2.81%
Equity	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV (formerly, John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV) Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Boston Partners Global Investors, Inc.	0.98%*	0.10%	1.08%	15.15%	5.42%	3.06%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Fee. The maximum Low Cost Fund Fee applicable for any Sub-Account is 0.70%.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series II (formerly, John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II) This underlying mututal fund is no longer available to receive transfers or new purchase payments effective May 1, 2023 Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Boston Partners Global Investors, Inc.	1.23%*	0.10%	1.33%	14.85%	5.17%	2.81%
Equity	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV (formerly, John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV) Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Boston Partners Global Investors, Inc.	0.98%*	0.10%	1.08%	15.15%	5.42%	3.06%

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Advisory Retirement Income Annuity | JohnHancockVariableInsuranceTrustDisciplinedValueEmergingMarketsEquityTrustSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series II (formerly, John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II)
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	1.23%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	14.85%
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	2.81%
Nationwide Advisory Retirement Income Annuity | JohnHancockVariableInsuranceTrustDisciplinedValueEmergingMarketsEquityTrustSeriesNAVMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV (formerly, John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV)
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	3.06%
Nationwide Advisory Retirement Income Annuity - New York
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	At a meeting held on March 25-28, 2024, the Board of Trustees of the John Hancock Variable Insurance Trust approved the following with respect to the John Hancock Variable Insurance Trust – Emerging Markets Value Trust (the "Fund"), effective on or about May 29, 2024 (the "Effective Date"): (i) changes to the Fund’s sub-advisory arrangements such that Boston Partners Global Investors, Inc. will be the sole subadvisor to the Fund, (ii) a reduction in the Fund’s management fee schedule, and (iii) a change to the Fund’s name.Accordingly, as of the Effective Date the statutory prospectus is amended as follows:1. The following underlying mutual funds are offered as investment options under the contract. The name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series II
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV
2. Appendix A: Underlying Mutual Funds Available Under the Contract is amended and restated as follows:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series II (formerly, John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II) This underlying mututal fund is no longer available to receive transfers or new purchase payments effective May 1, 2023 Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Boston Partners Global Investors, Inc.	1.23%*	0.10%	1.33%	14.85%	5.17%	2.81%
Equity	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV (formerly, John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV) Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Boston Partners Global Investors, Inc.	0.98%*	0.10%	1.08%	15.15%	5.42%	3.06%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Fee. The maximum Low Cost Fund Fee applicable for any Sub-Account is 0.70%.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series II (formerly, John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II) This underlying mututal fund is no longer available to receive transfers or new purchase payments effective May 1, 2023 Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Boston Partners Global Investors, Inc.	1.23%*	0.10%	1.33%	14.85%	5.17%	2.81%
Equity	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV (formerly, John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV) Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Boston Partners Global Investors, Inc.	0.98%*	0.10%	1.08%	15.15%	5.42%	3.06%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Advisory Retirement Income Annuity - New York | JohnHancockVariableInsuranceTrustDisciplinedValueEmergingMarketsEquityTrustSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series II (formerly, John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II)
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	1.23%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	14.85%
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	2.81%
Nationwide Advisory Retirement Income Annuity - New York | JohnHancockVariableInsuranceTrustDisciplinedValueEmergingMarketsEquityTrustSeriesNAVMember
Prospectus:
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV (formerly, John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV)
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	3.06%